Goodwill (Detail) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Goodwill [line items]
CGU: MAT NV SAM BE	€ 3,241	€ 3,241	[1]	€ 3,241
CGU: e-Prototype	794	818	[1]	775
CGU: Rapidfit+ (USA)	8,812	8,812	[1]	0
CGU: OrthoView	4,467	4,504	[1]	4,667
CGU: MAT NV Manufacturing (Metal)	177	177	[1]	177
Total Goodwill	€ 17,491	€ 17,552	[2]	€ 8,860

[1]	A * mark has been added next to the year 2017 in tables in the notes when the year has been impacted by the restatement.
[2]	* The year 2017 have been restated to reflect the final accounting of the ACTech business combination. See Note 2 for more information.